BORROWINGS AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
BORROWINGS AND NOTES PAYABLE
NOTE 15 –BORROWINGS AND NOTES PAYABLE

(1)	Borrowings and Notes Payable

The Group has received borrowings from leading Israeli commercial banks and institutions. The Group may, at its discretion early repay the borrowings, subject to certain conditions, including that the Group shall reimburse the lender for losses sustained by it as a result of the early repayment. The reimbursement is mainly based on the difference between the interest rate that the Group would otherwise pay and the current market interest rate on the early repayment date.

The notes payable are unsecured, non-convertible and listed for trade on the TASE.

The notes payable have been rated ilA+, on a local scale, by Standard & Poor’s Maalot.

Composition as of December 31, 2017:

		Linkage terms (principal and interest)	Annual interest rate
Notes payable series C	Note 15 (4)	CPI	3.35% CPI adj.
Notes payable series D			'Makam'(*) plus 1.2%
Notes payable series F	Note 15 (2), (6)		2.16% fixed
Borrowing K (received in 2015)	Note 15 (5)		3.71% fixed
Borrowing L (received in 2015)	Note 15 (5)		4.25% fixed
Borrowing O (received in 2017)	Note 15 (3), (5)		4.34% fixed
Borrowing P (received in 2017)	Note 15 (3)		2.38% fixed
Borrowing Q (received in 2017)	Note 15 (3)		2.5% fixed

 (*)   'Makam' is a variable interest that is based on the yield of 12 month government bonds issued by the Government of Israel. The interest is updated on a quarterly basis.

         The interest rates paid (in annual terms, and including the additional interest of 1.2%) for the period from October 1, 2017 to December 30, 2017 was 1.294%.

See note 6(a)(4) as to the balances and maturities of the borrowings and the notes payable.

See note 6(c) as to the fair value of the borrowings and the notes payable.

The following table details the changes in debentures, including cash flows from financing activities:

		Movement in 2017
	As at December 31, 2016	Cash flows from (used in) financing activities, net	Non cash movements		As at December 31, 2017
			CPI adjustments and other finance costs	Change in estimated cash flows(*)
	New Israeli Shekels in millions
Non-current borrowings, including current maturities	1,607	(982)			625
Notes payable, including current maturities	1,087	207	4		1,298
Interest payable	9	(165)	159	18	21
	2,703	(940)	163	18	1,944

(*) See note 15(5) below and note 2(j)(3).

(2)	Notes payable issuance

In July 2017, the Company issued Series F Notes in a principal amount of NIS 255 million, payable in 5 equal annual installments on June 25 of each of the years 2020 through 2024. The principal bears fixed annual interest of 2.16%, payable on a semiannual basis on June 25 and December 25.

In December 2017, the Company expanded Series F Notes in a principal amount of NIS 389 million under the same conditions.

The Company has engaged to expand Series F Notes in the future, see note 15(6) below.

(3)	New borrowings received

Borrowing O: In December 2017, the Company received a long-term loan from a group of institutional corporations in a principal amount of NIS 100 million. The loan was received according to a loan agreement that was signed in November 2014. The loan will bear unlinked interest at the rate of 4.34% per annum. The Company early repaid the loan in March 2018 (see note 15(5)).

Borrowing P: In December 2017, the Company received a long-term loan from a commercial bank in the principal amount of NIS 125 million. The loan will bear unlinked interest at the rate of 2.38% per annum and will be paid in quarterly payments over 5 years. The principal will be paid in quarterly equal payments commencing in December 2018.

Borrowing Q: In December 2017, the Company received a long-term loan from a commercial bank in the principal amount of NIS 125 million. The loan will bear unlinked interest at the rate of 2.5% per annum and will be paid in quarterly payments over 6.5 years. The principal will be paid in quarterly equal payments commencing in March 2019.

(4)	Notes payable buy back

The Company's series B, C and E notes, which are traded on the Tel Aviv Stock Exchange, were partially repurchased in 2016 (these notes are considered legally extinguished) as follows:

In March 2016, the Company repurchased approximately NIS 43 million par value of notes payable series B, at an average transaction price of approximately 1.104 NIS par value. The total amount paid was approximately NIS 48 million.

In March 2016, the Company repurchased approximately NIS 131 million par value of notes payable series E, at an average transaction price of approximately 1.073 NIS par value. The total amount paid was approximately NIS 141 million.

In April 2016, the Company repurchased approximately NIS 54 million par value of notes payable series C, at an average transaction price of approximately 1.136 NIS par value. The total amount paid was approximately NIS 61.5 million.

The buy-back costs of the aforementioned repurchases were recorded in finance expenses in an amount of NIS 12 million in 2016.

(5)	Borrowings early repayments

In June 2017, the Company made early repayment of principal outstanding of borrowings C, D, E, F, G and H in a total amount of NIS 700 million, thus completing full and final repayment of these borrowings.

In July 2017, the Company made early repayment of principal outstanding of borrowings I and J in a total amount of NIS 175 million, thus completing full and final repayment of these borrowings.

In December 2017, the Company made early repayment of principal outstanding of borrowings M and N in a total amount of NIS 408 million, thus completing full and final repayment of these borrowings.

In December 2017 the Company did not take a borrowing that was contracted in November 2014 (a deferred loan) with a group of institutional corporations in a principal amount of NIS 100 million.

The early repayment fees of the aforementioned repayments totaled to an amount of NIS 76 million and were recorded in finance expenses in 2017.

In March 2018 the Company early repaid borrowings O and L in a total principal amount of NIS 300 million. In addition, the Company intends to early repay borrowing K during 2018, in a principal amount of NIS 75 million. The early repayments resulted in a change in expected cash flows and the Company recorded in December 2017 additional finance costs of NIS 18 million, mainly due to early repayment fees (see also note 2(j)(3) and note 15(1) above).

(6)	Notes payable issuance commitments

In September 2017, the Company entered into an agreement with certain Israeli institutional investors, according to which the Company undertook to issue to the institutional investors, and the institutional investors undertook to purchase from the Company, in the framework of a private placement, in an aggregate principal amount of NIS 150 million of additional Series F debentures in December 2018.

In December 2017, the Company entered into an agreement with certain Israeli institutional investors, according to which the Company undertook to issue to the institutional investors, and the institutional investors undertook to purchase from the Company, in the framework of a private placement, in an aggregate principal amount of NIS 126.75 million of additional Series F debentures in December 2019.

In January 2018, the Company entered into an agreement with certain Israeli institutional investors, according to which the Company undertook to issue to the institutional investors, and the institutional investors undertook to purchase from the Company, in the framework of a private placement, in an aggregate principal amount of NIS 100 million of additional Series F debentures in December 2019.

(7)	Financial covenants

(a)
Regarding Series F Notes and borrowings P and Q, the Company is required to comply with a financial covenant that the ratio of Net Debt to Adjusted EBITDA shall not exceed 5. Compliance will be examined and reported on a quarterly basis. For the purpose of the covenant, Adjusted EBITDA is calculated as the sum total for the last 12 month period, excluding adjustable one-time items. As of December 31, 2017, the ratio of Net Debt to Adjusted EBITDA was 1.0. Additional stipulations regarding Series F Notes and borrowings P and Q mainly include: shareholders' equity shall not decrease below NIS 400 million; the Company shall not create floating liens subject to certain terms; the Company has the right for early redemption under certain conditions; the Company shall pay additional annual interest of 0.5% in the case of a two-notch downgrade in the Series F Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant. The Group was in compliance with the financial covenant and the additional stipulations for the year 2017.

(b)
Regarding borrowings K, L and O, as of December 31, 2017 (see information about early repayments in note 15(5) above), the Company is required to comply with financial covenants on a consolidated basis. Their main provisions are two ratios:

(1)
The ratio of (a) the amount of all financial obligations of the Company including bank guarantees that the Company has undertaken ("Total Debt") to (b) EBITDA less Capital Expenditures shall not exceed 6.5 (the ratio as of December 31, 2016 and 2017 was 4.5 and 4.1, respectively); and

(2)	The ratio of (a) Total Debt to (b) the EBITDA of the Company shall not exceed 4 (the ratio as of December 31, 2016 and 2017 was 3.4 and 2.2, respectively).

EBITDA is defined as the sum of (a) the net income before extraordinary items, (b) the amount of tax expenses set against the net profits including, without double counting,  any provisions for tax expenses, (c) and depreciation and amortization expenses, and (d) any finance costs, net.

Capital Expenditures are defined as any expenditure classified as fixed and intangible asset in the financial statements.

The Group was in compliance with all covenants stipulated for the years 2016 and 2017. The covenants are measured every six months (on June 30, and December 31) on an annualized basis of twelve months and are based on the financial results for the preceding period of twelve months.

The existing loans agreements allow the lenders to demand an immediate repayment of the loans in certain events (events of default), including, among others, a material adverse change in the Company's business and non-compliance with the financial covenants set in those agreements.

The Company provided the lenders with a negative pledge undertaking (i.e., not to pledge any of its assets to a third party), except for a number of exceptions that were agreed upon, including pledge (other than by way of floating charge) in favor of a third party over specific assets or rights of the Company, securing obligations no greater than NIS 100 million in aggregate. See note 6 regarding the Company's exposure to market risks and liquidity risk.